SCHWAB

INSTITUTIONAL ADVANTAGE MONEY FUND(R)

RETIREMENT MONEY FUND(R)

     June 30, 2002

     SEMIANNUAL REPORT


                                                           [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

During the six months covered by this report, investor confidence was tested by concerns about corporate accounting practices and economic weakness. While many investors remain nervous, there's nothing here that challenges the belief that the best way to create wealth is by participating in the financial markets.

In this financial environment, as in most, money funds can play an essential role. But for each investor, that role should depend on individual goals and time horizons, not on transient market conditions. Setting and maintaining an appropriate asset allocation--one that may include some money fund holdings--is still one of the best strategies for reaching your financial goals.

By investing in SchwabFunds,(R) you have already taken an important step in building a portfolio that can help you achieve your financial goals. On behalf of all of us at SchwabFunds, thank you for the trust that you have placed in us.

Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab

SCHWAB
INSTITUTIONAL ADVANTAGE MONEY FUND(R)
RETIREMENT MONEY FUND(R)

SEMIANNUAL REPORT
January 1, 2002 - June 30, 2002

   1    Market Overview

   5    Schwab Institutional Advantage
        Money Fund

  16    Schwab Retirement Money Fund

  27    Financial Notes
        ------------------------------------------------------------------------

  30    Glossary

MARKET OVERVIEW

ECONOMIC SLOWDOWN CONTINUES WITH SOME SIGNS OF RECOVERY.

The six months covered by this report included periods during which the U.S. economy showed some signs of improvement. However, the faltering stock market continued to undermine consumer confidence and delay corporate spending, which kept economic recovery from gaining momentum.

One bright spot was Gross Domestic Product (GDP), which grew at an annualized rate of 5.0% during Q1 2002 (see chart, page 2). Inventory buildup was a large contributor to Q1 GDP, but final sales were also better than expected, traditionally a positive sign for the economy.

[PHOTO OF MAN]

After languishing for several quarters, business investment showed signs of life during the report period. Although spending on buildings remained very low, businesses began to make more investments in equipment and software--areas where investment growth is considered essential for a healthy recovery. Spending on information technology (IT) equipment was up for the first time since the beginning of the recession in March 2001. Meanwhile, the manufacturing sector saw its fifth consecutive month of growth in June, according to the Institute for Supply Management. In spite of these positive signs, however, the economy slowed in the second quarter; initial calculations placed Q2 2002 GDP growth at just 1.1%.

ASSET CLASS PERFORMANCE COMPARISON % returns during the reporting period

This graph compares the performance of various asset classes (as represented by indices) during the report period.

[LINE GRAPH]

              Lehman Russell
                  Aggregate        MSCI            2000
                   Bond            EAFE          Small-Cap       S&P 500     3 Month
                   Index           Index           Index          Index      T-Bill
-4-Jan-02          -0.24            1.57            2.21           2.13       0.02
11-Jan-02           1.27           -1.4             0.32          -0.22       0.08
18-Jan-02            1.1           -3.23           -2.86          -1.79        0.1
25-Jan-02           0.57           -4.29           -1.83          -1.28       0.11
01-Feb-02           1.01           -5.38           -1.66          -2.15       0.14
08-Feb-02           1.34           -6.71           -4.38          -4.41       0.18
15-Feb-02           1.57           -4.37           -3.81          -3.72       0.21
22-Feb-02           1.76           -6.38           -4.65          -4.97       0.24
01-Mar-02           1.35           -3.34           -1.91          -1.16       0.27
08-Mar-02           0.21            2.25            2.53           1.68        0.3
15-Mar-02           0.01            2.11            2.41           1.84       0.32
22-Mar-02          -0.08            0.86            3.09           0.32       0.36
29-Mar-02           0.09            0.62            3.98           0.29       0.41
05-Apr-02           1.08            0.61            2.21          -1.87       0.45
12-Apr-02           1.33           -1.12            5.87          -2.89       0.49
19-Apr-02           1.56            2.1             6.28          -1.66       0.52
26-Apr-02           2.12            1.16            3.03          -5.93       0.55
03-May-02           2.18            1.87            5.29           -6.1       0.58
10-May-02           2.14            1.19            1.29          -7.71       0.62
17-May-02           1.72            3.97            4.65           -3.2       0.66
25-May-02           2.37            3.32            1.52          -5.19        0.7
31-May-02           2.89            2.45            0.27          -6.49       0.73
07-Jun-02           2.84           -0.78           -3.21          -9.96       0.76
14-Jun-02           3.95           -4.94           -5.52         -11.74        0.8
21-Jun-02           4.11           -4.99           -5.09         -13.33       0.83
28-Jun-02           3.79           -1.62            -4.7         -13.16       0.87

THREE-MONTH U.S. TREASURY BILLS (T-BILLS):measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX:measures the U.S. bond market

S&P 500(R)Index:measures U.S. large-cap stocks

Russell 2000(R)Index: measures U.S. small-cap stocks

MSCI-EAFE(R)Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

     Although unemployment rose slightly during the report period, it is still below the 30 year average of 6.3%.
     Source: Bloomberg L.P.

MARKET OVERVIEW Continued

UNEMPLOYMENT REACHES 6.0%, BUT PACE OF INCREASE SLOWS.

[PHOTO OF WOMAN ON PHONE]

After reaching new lows in 2000, the U.S. unemployment rate rose rapidly in 2001. By the end of December 2001 it was at 5.8%, up from 4.0% in December 2000. Thus far in 2002, unemployment has shown signs of stabilizing, ending the period at 5.9%, after hitting 6.0% in April--its highest level since August 1994. New job creation in June, however, was weaker than expected. Most of the newly created jobs were in the service industry, but not business services, which would have signaled more of an economic upturn. Until a sustained economic recovery reaches the job market, further increases in unemployment may occur. Meanwhile, inflation remained low, in part because employers have enjoyed extremely strong worker productivity, which has helped stabilize labor costs and consumer prices.

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

Real GDP Growth
Annualized growth rate for each quarter shown

Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.1% in preliminary calculations. Recent revisions to 2001 figures now show three negative quarters during that year.

[BAR GRAPH]

Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                     3
Q2 1999                     2
Q3 1999                   5.2
Q4 1999                   7.1
Q1 2000                   2.6
Q2 2000                   4.8
Q3 2000                   0.6
Q4 2000                   1.1
Q1 2001                  -0.6
Q2 2001                  -1.6
Q3 2001                  -0.3
Q4 2001                   2.7
Q1 2002                     5
Q2 2002                   1.1

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

     In spite of the low yields resulting from the Fed's policy of keeping interest rates low, money funds remained in favor because of market uncertainty.

STOCKS STRUGGLE; MONEY FUND YIELDS REMAIN FLAT.

Signs of economic improvement, continued low interest rates, and some positive earnings surprises were hardly enough to support stock prices, especially those of large-cap U.S. companies (see chart, page 1). One reason appears to have been the high prices of these stocks compared to earnings. Companies have worked to improve earnings by trimming costs, but any sustained earnings improvement will likely come only with stronger demand for goods and services. Lingering concerns over accounting issues, high corporate debt levels, and the excesses of the tech market bubble further undermined investor confidence.

International stocks performed better for U.S. investors, benefiting from better valuations and a weakening U.S. dollar. Despite negative performance, small-cap companies were still favored by investors, who saw them as less affected by accounting indiscretions and high-valuation concerns.

With interest rates largely stable over the report period, money market yields were relatively flat. Bond yields also were relatively flat, although their returns still were stronger than equities.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose sharply, reaching 6.0% in April 2002--over two percentage points above its three-decade low of 3.9% in 2000.

[LINE GRAPH]

Jun-92           7.8
Jul-92           7.7
Aug-92           7.6
Sep-92           7.6
Oct-92           7.3
Nov-92           7.4
Dec-92           7.4
Jan-93           7.3
Feb-93           7.1
Mar-93             7
Apr-93           7.1
May-93           7.1
Jun-93             7
Jul-93           6.9
Aug-93           6.8
Sep-93           6.7
Oct-93           6.8
Nov-93           6.6
Dec-93           6.5
Jan-94           6.8
Feb-94           6.6
Mar-94           6.5
Apr-94           6.4
May-94           6.1
Jun-94           6.1
Jul-94           6.3
Aug-94             6
Sep-94           5.8
Oct-94           5.8
Nov-94           5.6
Dec-94           5.5
Jan-95           5.6
Feb-95           5.4
Mar-95           5.3
Apr-95           5.8
May-95           5.8
Jun-95           5.6
Jul-95           5.6
Aug-95           5.7
Sep-95           5.6
Oct-95           5.5
Nov-95           5.7
Dec-95           5.6
Jan-96           5.6
Feb-96           5.5
Mar-96           5.6
Apr-96           5.5
May-96           5.6
Jun-96           5.3
Jul-96           5.5
Aug-96           5.1
Sep-96           5.2
Oct-96           5.2
Nov-96           5.3
Dec-96           5.4
Jan-97           5.3
Feb-97           5.3
Mar-97           5.1
Apr-97             5
May-97           4.7
Jun-97             5
Jul-97           4.7
Aug-97           4.9
Sep-97           4.7
Oct-97           4.7
Nov-97           4.6
Dec-97           4.7
Jan-98           4.5
Feb-98           4.6
Mar-98           4.6
Apr-98           4.3
May-98           4.3
Jun-98           4.5
Jul-98           4.5
Aug-98           4.5
Sep-98           4.5
Oct-98           4.5
Nov-98           4.4
Dec-98           4.3
Jan-99           4.3
Feb-99           4.4
Mar-99           4.2
Apr-99           4.3
May-99           4.2
Jun-99           4.3
Jul-99           4.3
Aug-99           4.2
Sep-99           4.2
Oct-99           4.1
Nov-99           4.1
Dec-99           4.1
Jan-00             4
Feb-00           4.1
Mar-00           4.1
Apr-00           3.9
May-00           4.1
Jun-00             4
Jul-00             4
Aug-00           4.1
Sep-00           3.9
Oct-00           3.9
Nov-00             4
Dec-00             4
Jan-01           4.2
Feb-01           4.2
Mar-01           4.3
Apr-01           4.5
May-01           4.4
Jun-01           4.5
Jul-01           4.5
Aug-01           4.9
Sep-01           4.9
Oct-01           5.4
Nov-01           5.6
Dec-01           5.8
Jan-02           5.6
Feb-02           5.5
Mar-02           5.7
Apr-02             6
May-02           5.8
Jun-02           5.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.1% for the 12 months ended June 30, 2002 (2.3% if food and energy are excluded). ECI rose 4.0% over the same period.

[LINE GRAPH]

              Employment                     Consumer
  Qtr         Cost Index         Date       Price Index
30-Sep-92          3.5           30-Jun-92         3.1
   Dec-92          3.5              Jul-92         3.2
   Mar-93          3.5              Aug-92         3.1
   Jun-93          3.6              Sep-92           3
   Sep-93          3.6              Oct-92         3.2
   Dec-93          3.5              Nov-92           3
   Mar-94          3.2              Dec-92         2.9
   Jun-94          3.2              Jan-93         3.3
   Sep-94          3.2              Feb-93         3.2
   Dec-94            3              Mar-93         3.1
   Mar-95          2.9              Apr-93         3.2
   Jun-95          2.9              May-93         3.2
   Sep-95          2.7              Jun-93           3
   Dec-95          2.7              Jul-93         2.8
   Mar-96          2.8              Aug-93         2.8
   Jun-96          2.9              Sep-93         2.7
   Sep-96          2.8              Oct-93         2.8
   Dec-96          2.9              Nov-93         2.7
   Mar-97          2.9              Dec-93         2.7
   Jun-97          2.8              Jan-94         2.5
   Sep-97            3              Feb-94         2.5
   Dec-97          3.3              Mar-94         2.5
   Mar-98          3.3              Apr-94         2.4
   Jun-98          3.5              May-94         2.3
   Sep-98          3.7              Jun-94         2.5
   Dec-98          3.4              Jul-94         2.8
   Mar-99            3              Aug-94         2.9
   Jun-99          3.2              Sep-94           3
   Sep-99          3.1              Oct-94         2.6
   Dec-99          3.4              Nov-94         2.7
   Mar-00          4.3              Dec-94         2.7
   Jun-00          4.4              Jan-95         2.8
   Sep-00          4.3              Feb-95         2.9
   Dec-00          4.1              Mar-95         2.9
   Mar-01          4.1              Apr-95         3.1
   Jun-01          3.9              May-95         3.2
   Sep-01          4.1              Jun-95           3
   Dec-01          4.1              Jul-95         2.8
   Mar-02          3.9              Aug-95         2.6
30-Jun-02            4              Sep-95         2.5
                                    Oct-95         2.8
                                    Nov-95         2.6
                                    Dec-95         2.5
                                    Jan-96         2.7
                                    Feb-96         2.7
                                    Mar-96         2.8
                                    Apr-96         2.9
                                    May-96         2.9
                                    Jun-96         2.8
                                    Jul-96           3
                                    Aug-96         2.9
                                    Sep-96           3
                                    Oct-96           3
                                    Nov-96         3.3
                                    Dec-96         3.3
                                    Jan-97           3
                                    Feb-97           3
                                    Mar-97         2.8
                                    Apr-97         2.5
                                    May-97         2.2
                                    Jun-97         2.3
                                    Jul-97         2.2
                                    Aug-97         2.2
                                    Sep-97         2.2
                                    Oct-97         2.1
                                    Nov-97         1.8
                                    Dec-97         1.7
                                    Jan-98         1.6
                                    Feb-98         1.4
                                    Mar-98         1.4
                                    Apr-98         1.4
                                    May-98         1.7
                                    Jun-98         1.7
                                    Jul-98         1.7
                                    Aug-98         1.6
                                    Sep-98         1.5
                                    Oct-98         1.5
                                    Nov-98         1.5
                                    Dec-98         1.6
                                    Jan-99         1.7
                                    Feb-99         1.6
                                    Mar-99         1.7
                                    Apr-99         2.3
                                    May-99         2.1
                                    Jun-99           2
                                    Jul-99         2.1
                                    Aug-99         2.3
                                    Sep-99         2.6
                                    Oct-99         2.6
                                    Nov-99         2.6
                                    Dec-99         2.7
                                    Jan-00         2.7
                                    Feb-00         3.2
                                    Mar-00         3.7
                                    Apr-00           3
                                    May-00         3.1
                                    Jun-00         3.7
                                    Jul-00         3.7
                                    Aug-00         3.4
                                    Sep-00         3.5
                                    Oct-00         3.4
                                    Nov-00         3.4
                                    Dec-00         3.4
                                    Jan-02         3.7
                                    Feb-02         3.5
                                    Mar-02         2.9
                                    Apr-02         3.3
                                    May-02         3.6
                                    Jun-02         3.2
                                    Jul-02         2.7
                                    Aug-02         2.7
                                    Sep-02         2.6
                                    Oct-02         2.1
                                    Nov-02         1.9
                                    Dec-02         1.6
                                    Jan-02         1.1
                                    Feb-02         1.1
                                    Mar-02         1.5
                                    Apr-02         1.6
                                    May-02         1.2
                                 30-Jun-02         1.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued

LOOKING AHEAD: NEGATIVE FACTORS THREATEN RECOVERY.

The Federal Reserve (the Fed) now appears likely to keep interest rates low until it is satisfied that business spending is back on track--probably late 2002 at the earliest. Unemployment has shown signs of stabilizing, although further stock market losses could hamper the recovery.

[PHOTO OF CREDIT CARD]

It is unclear that the recovery will gain momentum anytime soon. Consumer spending is already strong (atypically, it remained so through most of this past recession). Furthermore, inventories are already largely back to normal, so further increases in these areas don't seem likely for now.

Looking forward, we see several factors that could weaken or delay the recovery. Concerns over accounting issues continue to hover over the markets and earnings could be lower as companies adopt more conservative accounting methods. Further weakness in the dollar could help make U.S. securities even less attractive to foreign investors. Consumer spending may at last falter. The war against terrorism could involve unexpected costs, and threats to world political stability could drive up petroleum prices.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

After the Fed's long string of interest rate cuts in 2001, yields remained at fairly low levels, with a marked increase in the spread between five-year and ten-year Treasuries.

[LINE GRAPH]

                  5 Yr          10 Yr
30-Jun-92         6.27          7.12
31-Jul-92         5.82          6.71
31-Aug-92         5.58           6.6
30-Sep-92         5.32          6.35
31-Oct-92         5.89          6.79
30-Nov-92         6.22          6.94
31-Dec-92         5.99          6.69
31-Jan-93         5.55          6.36
28-Feb-93         5.21          6.02
31-Mar-93         5.24          6.02
30-Apr-93         5.11          6.01
31-May-93         5.37          6.15
30-Jun-93         5.05          5.78
31-Jul-93         5.15          5.81
31-Aug-93         4.79          5.45
30-Sep-93         4.77          5.38
31-Oct-93         4.85          5.43
30-Nov-93         5.16          5.82
31-Dec-93         5.21          5.79
31-Jan-94         5.02          5.64
28-Feb-94         5.57          6.13
31-Mar-94         6.23          6.74
30-Apr-94         6.64          7.04
31-May-94         6.76          7.15
30-Jun-94         6.95          7.32
31-Jul-94         6.73          7.11
31-Aug-94          6.8          7.17
30-Sep-94         7.28           7.6
31-Oct-94         7.49          7.81
30-Nov-94         7.79          7.91
31-Dec-94         7.83          7.82
31-Jan-95         7.51          7.58
28-Feb-95         7.04           7.2
31-Mar-94         7.07           7.2
30-Apr-95         6.88          7.06
31-May-95         6.05          6.28
30-Jun-95         5.97           6.2
31-Jul-95         6.16          6.43
31-Aug-95         6.07          6.28
30-Sep-95         6.02          6.18
31-Oct-95         5.81          6.02
30-Nov-95         5.52          5.74
31-Dec-95         5.38          5.57
31-Jan-96         5.24          5.58
29-Feb-96         5.73           6.1
31-Mar-96         6.09          6.33
30-Apr-96         6.41          6.67
31-May-96         6.63          6.85
30-Jun-96         6.46          6.71
31-Jul-96         6.57          6.79
31-Aug-96         6.73          6.94
30-Sep-96         6.46           6.7
31-Oct-96         6.07          6.34
30-Nov-96         5.83          6.04
31-Dec-96         6.21          6.42
31-Jan-97         6.25          6.49
28-Feb-97         6.39          6.55
31-Mar-97         6.75           6.9
30-Apr-97         6.57          6.72
31-May-97          6.5          6.66
30-Jun-97         6.38           6.5
31-Jul-97          5.9          6.01
31-Aug-97         6.22          6.34
30-Sep-97         5.99           6.1
31-Oct-97         5.71          5.83
30-Nov-97         5.84          5.87
31-Dec-97         5.71          5.74
31-Jan-98         5.38          5.51
28-Feb-98         5.59          5.62
31-Mar-98         5.62          5.65
30-Apr-98         5.64          5.67
31-May-98         5.55          5.55
30-Jun-98         5.47          5.45
31-Jul-98          5.5          5.49
31-Aug-98          4.8          4.98
30-Sep-98         4.22          4.42
31-Oct-98         4.23          4.61
30-Nov-98         4.48          4.71
31-Dec-98         4.54          4.65
31-Jan-99         4.55          4.65
28-Feb-99         5.22          5.29
31-Mar-99          5.1          5.24
30-Apr-99         5.21          5.35
31-May-99         5.58          5.62
30-Jun-99         5.65          5.78
31-Jul-99         5.79           5.9
31-Aug-99         5.87          5.97
30-Sep-99         5.75          5.88
31-Oct-99         5.96          6.02
30-Nov-99         6.11          6.19
31-Dec-99         6.34          6.44
31-Jan-00         6.68          6.67
29-Feb-00          6.6          6.41
31-Mar-00         6.31             6
30-Apr-00         6.54          6.21
31-May-00         6.52          6.27
30-Jun-00         6.19          6.03
31-Jul-00         6.15          6.03
31-Aug-00         5.97          5.73
30-Sep-00         5.85           5.8
31-Oct-00         5.81          5.75
30-Nov-00         5.43          5.47
31-Dec-00         4.98          5.11
31-Jan-01         4.77          5.11
28-Feb-01         4.66           4.9
31-Mar-01         4.56          4.92
30-May-01         4.89          5.34
31-May-01         4.91          5.38
30-Jun-01         4.95          5.41
31-Jul-01         4.53          5.05
31-Aug-01         4.38          4.83
30-Sep-01          3.8          4.59
31-Oct-01         3.48          4.23
30-Nov-01         4.06          4.75
31-Dec-01          4.3          5.05
31-Jan-02         4.37          5.03
28-Feb-02         4.19          4.88
31-Mar-02         4.81           5.4
30-Apr-02         4.41          5.09
31-May-02         4.36          5.05
30-Jun-02         4.03           4.8

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SHORT-TERM RATES
Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

Short-term yields fluctuated during the report period and ended the six-month period lower than where they began.

[LINE GRAPH]

 Weekly       3 Mo T Bill      90-Day
31-Dec-01         1.73          1.79
04-Jan-02         1.72          1.72
11-Jan-02         1.55          1.71
18-Jan-02         1.61          1.64
25-Jan-02         1.71          1.71
01-Feb-02         1.76          1.74
08-Feb-02         1.71          1.78
15-Feb-02         1.74          1.82
22-Feb-02         1.77           1.8
01-Mar-02         1.78          1.78
08-Mar-02          1.8          1.76
15-Mar-02         1.85          1.87
22-Mar-02         1.84          1.85
29-Mar-02         1.78          1.91
05-Apr-02         1.76           1.9
12-Apr-02         1.71          1.77
19-Apr-02         1.73          1.81
26-Apr-02         1.74          1.77
03-May-02         1.76          1.77
10-May-02         1.76          1.81
17-May-02         1.76          1.82
24-May-02         1.74          1.75
31-May-02         1.73          1.73
07-Jun-02         1.74          1.75
14-Jun-02         1.71          1.74
21-Jun-02         1.72          1.73
28-Jun-02         1.69          1.74

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.

SCHWAB

INSTITUTIONAL ADVANTAGE MONEY FUND(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

     LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

     MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

     This fund was created for retirement plans, plan participants as well as other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

TICKER SYMBOL         SWIXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MANAGERS' PERSPECTIVE

MONEY MARKET YIELDS REMAINED RELATIVELY FLAT DURING THE FIRST SIX MONTHS OF 2002. During this period, the Federal Reserve left the benchmark Fed Funds Rate unchanged at 1.75%--a 40-year low.

THE DIFFICULT ASPECT OF THIS REPORT PERIOD WAS TRYING TO DETERMINE THE MAGNITUDE AND TIMING OF THE RECOVERY. At the beginning of 2002, it looked as if interest rates would start rising fairly rapidly by mid-year, with the Fed Funds Rate expected to end the year in the range of 2.5% to 3.0%. As the year progressed, however, the stock market continued to cause jitters and consumer confidence began to falter, leading many economists to conclude that the Fed is unlikely to raise rates in 2002. Due to the uncertainty about interest rate directions, we generally kept the fund's maturity similar to that of its peers, and at times slightly longer.

CONCERNS ABOUT CORPORATE CREDITWORTHINESS AFFECTED THE MARKET FOR SHORT-TERM COMMERCIAL PAPER. These concerns contributed to the reduced supply of commercial paper during the report period, pushing prices up and yields down.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, struggles in the equity markets, uncertainty in the Middle East and the war on terrorism may hamper consumer and business confidence, which may prolong the recovery and delay an increase in the Fed Funds Rate.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)


PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------
Seven-Day Yield                              1.52%
--------------------------------------------------
Seven-Day Effective Yield                    1.53%
--------------------------------------------------

WEIGHTED AVERAGE MATURITY DURING THE PERIOD

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

                       Institutional Advantage Fund
31-Dec-01                    59.9038
31-Jan-02                    58.5593
28-Mar-02                     63.033
30-Mar-02                     61.643
30-Apr-02                    62.7141
31-May-02                    63.7446
30-Jun-02                    63.6608

PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

1.     51.1%    Commercial Paper &
                Other Corporate Obligations
2.     35.7%    Certificates of Deposit
3.     6.6%     Repurchase Agreements
4.     2.6%     Bank Notes
5.     2.1%     Variable-Rate Obligations
6.     1.9%     Promissory Notes

BY CREDIT QUALITY

[PIE CHART]

1.     100.0%   Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 1.37% and the seven-day effective yield would have been 1.38%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)-- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                              1/1/02-     1/1/01-    1/1/00-   1/1/99-   1/1/98-    1/1/97-
                                              6/30/02     12/31/01   12/31/00  12/31/99  12/31/98   12/31/97
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00        1.00       1.00      1.00      1.00       1.00
                                              --------------------------------------------------------------
Income from investment operations:
Net investment income                         0.01        0.04       0.06      0.05      0.05       0.05
                                              --------------------------------------------------------------
Less distributions:

Dividends from net investment income         (0.01)      (0.04)     (0.06)    (0.05)    (0.05)     (0.05)
                                              --------------------------------------------------------------
Net asset value at end of period              1.00        1.00       1.00      1.00      1.00       1.00
                                              ==============================================================
Total return (%)                              0.80 2      3.96       6.12      4.90      5.26       5.31

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------

Ratio of net operating expenses to
average net assets                            0.50 1      0.50       0.50 3    0.50      0.50       0.50

Expense reductions reflected in above ratio   0.14 1      0.16       0.18      0.21      0.29       0.34

Ratio of net investment income to
average net assets                            1.60 1      3.83       5.96      4.84      5.12       5.20

Net assets, end of period ($ x 1,000,000)      794         797        647       604       369        275

1 Annualized.

2 Not annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.               7

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 *  Asset-backed security
 +  Credit-enhanced security
 o  Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]


91.3%    FIXED-RATE OBLIGATIONS
         Market Value: $728,338
         Cost: $728,338

2.1%     VARIABLE-RATE OBLIGATIONS
         Market Value: $16,395
         Cost: $16,395

6.6%     OTHER INVESTMENTS
         Market Value: $52,607
         Cost: $52,607
----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $797,340
         Cost: $797,340



      ISSUER                                           FACE VALUE      MKT.VALUE
      RATE, MATURITY DATE                              ($ x 1,000)    ($ x 1,000)
      FIXED-RATE OBLIGATIONS
      91.3% of investments
      --------------------------------------------------------------------------
      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS   51.1%
      --------------------------------------------------------------------------

      AMERICAN EXPRESS CREDIT CORP.
      1.84%, 07/15/02                                       1,000            999

    * AMSTEL FUNDING CORP.
      1.84%, 09/06/02                                       3,000          2,990

    * AMSTERDAM FUNDING CORP.
      1.79%, 07/01/02                                       1,000          1,000
      1.81%, 07/18/02                                       3,000          2,997
      1.80%, 08/15/02                                       5,000          4,989

      ANZ (DELAWARE), INC.
      1.86%, 07/17/02                                       5,000          4,996
      1.86%, 07/18/02                                       2,000          1,998

    * APRECO, INC.
      1.89%, 07/15/02                                       3,000          2,998

    * ASSET SECURITIZATION COOPERATIVE CORP.
      1.81%, 08/12/02                                       4,000          3,992
      1.81%, 08/16/02                                       8,400          8,381

   *+ ATLANTIS ONE FUNDING CORP.
      2.01%, 07/15/02                                       2,000          1,998
      1.84%, 08/07/02                                       3,000          2,994
      1.83%, 08/20/02                                       5,000          4,987

   *+ BAVARIA TRR CORP.
      1.84%, 08/01/02                                       6,000          5,991

    * BAVARIA UNIVERSAL FUNDING CORP.
      1.89%, 07/15/02                                       1,000            999
      1.81%, 09/16/02                                       2,000          1,992

      BEAR STEARNS COMPANIES, INC.
      1.80%, 08/14/02                                       3,000          2,993
      1.80%, 09/26/02                                       3,000          2,987

    * BETA FINANCE, INC.
      1.88%, 07/08/02                                       4,000          3,999
      1.82%, 09/17/02                                       5,000          4,980

      CBA (DELAWARE) FINANCE, INC.
      1.85%, 07/16/02                                       7,000          6,995

    * CC (USA), INC.
      1.88%, 07/17/02                                       2,000          1,998
      1.85%, 08/27/02                                       1,000            997
      1.83%, 09/09/02                                       2,000          1,993

See the Financial Notes, which are integral to this information.

      ISSUER                                           FACE VALUE      MKT.VALUE
      RATE, MATURITY DATE                              ($ X 1,000)    ($ X 1,000)
    * CC (USA), INC., 144A
      2.43%, 01/27/03                                       6,000          5,992

      CITICORP
      1.80%, 07/02/02                                       4,000          4,000
      1.87%, 07/09/02                                       4,000          3,998
      1.79%, 09/19/02                                       4,000          3,984

    * CLIPPER RECEIVABLES CORP.
      1.80%, 08/20/02                                       5,000          4,988

    * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
      Series A
      1.89%, 07/12/02                                       2,000          1,999
      1.83%, 08/02/02                                       2,000          1,997
      1.82%, 08/14/02                                       1,000            998

    * CORPORATE RECEIVABLES CORP.
      1.94%, 07/11/02                                       2,000          1,999
      1.80%, 08/19/02                                       4,000          3,990

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST
      1.81%, 09/10/02                                       5,000          4,982

      DANSKE CORP.
      1.79%, 09/17/02                                       5,000          4,981

      DEUTSCHE BANK FINANCIAL, L.L.C.
      1.80%, 07/01/02                                       1,000          1,000
      1.86%, 07/11/02                                       6,000          5,997
      1.86%, 07/12/02                                       5,000          4,997
      1.86%, 07/16/02                                      10,000          9,992

    * DORADA FINANCE, INC.
      1.81%, 07/15/02                                       1,000            999
      1.83%, 07/29/02                                       4,000          3,994
      2.03%, 03/21/03                                       2,000          1,971

    * EDISON ASSET SECURITZATION CORP., L.L.C.
      2.00%, 07/01/02                                       2,000          2,000
      1.80%, 07/26/02                                      12,000         11,985
      1.81%, 09/20/02                                       3,000          2,988
      1.81%, 09/24/02                                       2,000          1,992

   *+ FORRESTAL FUNDING MASTER TRUST
      1.96%, 07/09/02                                       3,000          2,999
      1.97%, 08/01/02                                       1,039          1,037
      1.97%, 08/06/02                                       3,145          3,139

      FORTIS FUNDING, L.L.C.
      1.95%, 07/05/02                                       1,000          1,000
      1.85%, 07/16/02                                       3,000          2,998
      1.80%, 08/05/02                                       3,000          2,995

    * GALAXY FUNDING, INC.
      1.82%, 08/05/02                                       2,000          1,996
      1.84%, 08/07/02                                       5,000          4,991

      GE CAPITAL INTERNATIONAL FUNDING, INC.
      1.87%, 07/17/02                                       4,000          3,997
      1.81%, 07/31/02                                       3,000          2,996
      1.80%, 09/18/02                                       2,000          1,992

      GE FINANCIAL ASSURANCE HOLDINGS, INC.
      1.82%, 09/19/02                                       1,000            996

      GENERAL ELECTRIC CAPITAL CORP.
      2.02%, 12/11/02                                       1,000            991
      2.32%, 02/14/03                                       5,000          4,928
      2.31%, 02/19/03                                       3,000          2,956
      2.27%, 02/24/03                                       4,000          3,941
      2.24%, 02/27/03                                      11,000         10,838

      GENERAL ELECTRIC CAPITAL SERVICES
      1.82%, 08/07/02                                       3,000          2,994
      1.81%, 08/09/02                                      10,000          9,981
      1.89%, 08/21/02                                       1,000            997
      2.50%, 11/21/02                                       6,000          5,941

    * GIRO FUNDING US CORP.
      1.81%, 07/15/02                                       2,000          1,999
      1.85%, 07/22/02                                       3,000          2,997
      1.80%, 08/06/02                                       2,000          1,996

    * GIRO MULTI-FUNDING CORP.
      1.83%, 07/29/02                                       4,000          3,994
      1.81%, 09/16/02                                       1,000            996

   *o GREENWICH FUNDING CORP.
      1.80%, 08/22/02                                       1,000            997
      1.80%, 08/23/02                                       4,000          3,989

    * GREYHAWK FUNDING, L.L.C.
      1.80%, 08/15/02                                       2,000          1,996
      1.80%, 08/16/02                                       3,000          2,993

   *+ HALOGEN CAPITAL COMPANY, L.L.C.
      1.89%, 07/16/02                                       2,003          2,001

    * HATTERAS FUNDING CORP.
      1.96%, 07/09/02                                       3,000          2,999
      1.84%, 08/02/02                                       2,000          1,997

      HVB FINANCE (DELAWARE), INC.
      1.89%, 07/09/02                                       5,000          4,998

      J.P.MORGAN CHASE & CO.
      1.94%, 07/08/02                                       4,000          3,998

See the Financial Notes, which are integral to this information.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

      ISSUER                                           FACE VALUE      MKT.VALUE
      RATE, MATURITY DATE                              ($ X 1,000)    ($ X 1,000)
    * K2 (USA), L.L.C.
      1.84%, 09/17/02                                       1,000            996
      2.28%, 10/01/02                                       3,000          2,983
      2.02%, 12/04/02                                       3,000          2,974

   *+ KITTY HAWK FUNDING CORP.
      1.83%, 07/16/02                                       2,000          1,998
      2.29%, 09/20/02                                       8,000          7,959

      LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
      2.44%, 01/27/03                                       5,000          4,931

    * LEXINGTON PARKER CAPITAL CO., L.L.C.
      1.82%, 08/06/02                                       4,000          3,993

    * LINKS FINANCE, L.L.C.
      1.81%, 07/23/02                                       4,000          3,996
      2.00%, 12/06/02                                       1,000            991

    * MONT BLANC CAPITAL CORP.
      1.84%, 08/01/02                                       4,000          3,994

      MORGAN STANLEY
      1.78%, 08/21/02                                       4,000          3,990
      1.79%, 08/26/02                                       3,000          2,992
      1.79%, 08/28/02                                       4,000          3,989

    * NEWCASTLE CERTIFICATES PROGRAM
      Series 2000A
      1.80%, 07/01/02                                       2,000          2,000
      1.81%, 08/21/02                                       2,200          2,194

      NORDEA NORTH AMERICA, INC.
      1.80%, 08/08/02                                       3,000          2,994

      PRUDENTIAL FUNDING, L.L.C.
      1.87%, 07/12/02                                       1,000            999

      SALOMON SMITH BARNEY HOLDINGS, INC.
      1.80%, 07/08/02                                       4,000          3,999

      SAN PAOLO IMI U.S. FINANCIAL CO.
      1.80%, 07/01/02                                       5,000          5,000
      1.87%, 07/17/02                                       2,000          1,998

      SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      1.89%, 07/10/02                                       1,000          1,000

    * SIGMA FINANCE, INC.
      1.95%, 07/03/02                                      10,000          9,999
      1.90%, 07/11/02                                       3,000          2,998
      1.83%, 07/12/02                                       2,000          1,999
      2.24%, 10/11/02                                       1,000            994

    * SIGMA FINANCE, INC.,144A
      3.92%, 07/22/02                                       2,000          2,000

      STADSHYPOTEK DELAWARE, INC.
      1.80%, 09/09/02                                       5,000          4,983

    * STELLAR FUNDING GROUP, INC.
      1.81%, 09/16/02                                       3,000          2,988
      2.17%, 09/30/02                                       1,235          1,228

   *+ TRIPLE-A ONE FUNDING CORP.
      2.05%, 07/01/02                                       2,991          2,991

      UBS FINANCE (DELAWARE), INC.
      2.00%, 07/01/02                                       2,000          2,000

    * VARIABLE FUNDING CAPITAL CORP.
      1.81%, 07/25/02                                      10,000          9,988
      1.80%, 08/19/02                                       3,000          2,993

    * WINDMILL FUNDING CORP.
      1.80%, 07/29/02                                       3,000          2,996
      1.82%, 08/07/02                                       4,000          3,993
      1.81%, 08/21/02                                       1,000            997
      1.83%, 08/28/02                                       3,000          2,991
                                                                         -------
                                                                         407,827

      CERTIFICATES OF DEPOSIT  35.7%
      --------------------------------------------------------------------------

      ABBEY NATIONAL TREASURY SERVICES, PLC
      3.86%, 07/22/02                                       3,000          3,000
      1.80%, 08/05/02                                       2,000          2,000
      2.05%, 12/10/02                                       2,000          2,000

      BNP PARIBAS
      2.23%, 09/19/02                                       2,000          2,000
      2.22%, 10/15/02                                       4,000          4,000
      2.04%, 03/27/03                                       1,000          1,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      1.95%, 07/02/02                                       4,000          4,000

      BANK OF NOVA SCOTIA
      1.86%, 07/12/02                                       3,000          3,000

      BANK OF SCOTLAND TREASURY SERVICES, PLC
      1.85%, 07/05/02                                       5,000          5,000
      1.87%, 09/03/02                                       3,000          3,000

      BARCLAYS BANK, PLC
      1.79%, 08/12/02                                       1,000          1,000
      1.82%, 08/29/02                                      10,000         10,000
      1.79%, 09/10/02                                       5,000          5,000

      BAYERISCHE HYPO- UND VEREINSBANK, AG
      1.99%, 07/01/02                                       1,000          1,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.87%, 07/08/02                                       3,000          3,000
      3.90%, 07/23/02                                       4,000          4,000
      2.30%, 02/21/03                                       2,000          2,000

See the Financial Notes, which are integral to this information.

      ISSUER                                           FACE VALUE      MKT.VALUE
      RATE, MATURITY DATE                              ($ x 1,000)    ($ x 1,000)
      CHASE MANHATTAN BANK USA, N.A.
      1.88%, 07/15/02                                       5,000          5,000
      1.81%, 08/01/02                                       4,000          4,000
      1.79%, 09/20/02                                       6,000          6,000

      CITIBANK, N.A
      1.79%, 09/23/02                                       4,000          4,000

      CREDIT AGRICOLE INDOSUEZ
      1.79%, 08/13/02                                       6,000          6,000

      CREDIT SUISSE FIRST BOSTON
      1.79%, 08/14/02                                       5,000          5,000

      DANSKE BANK A/S
      1.79%, 09/16/02                                       2,000          2,000

      DEN NORSKE BANK ASA
      1.83%, 08/27/02                                       5,000          5,000

      DEUTSCHE BANK, AG
      1.87%, 07/19/02                                      11,000         11,000

      DEXIA BANK S.A.
      2.30%, 02/21/03                                       3,000          3,000
      2.51%, 04/02/03                                       2,000          2,000

      DRESDNER BANK, AG
      1.79%, 07/25/02                                       5,000          5,000
      1.78%, 08/22/02                                       2,000          2,000
      2.27%, 09/20/02                                       2,000          2,000

      FIRST TENNESSEE BANK, N.A.
      1.80%, 08/08/02                                       5,000          5,000

      FORENINGS SPARBANKEN, AB (SWEDBANK)
      1.87%, 07/12/02                                       3,000          3,000

      HALIFAX, PLC
      1.79%, 07/30/02                                       3,000          3,000
      1.82%, 08/09/02                                       6,000          6,000

      ING BANK, NV
      1.90%, 08/27/02                                       3,000          3,000
      2.22%, 09/19/02                                       1,000          1,000
      2.26%, 10/07/02                                       7,000          7,000
      2.00%, 12/10/02                                       4,000          4,000

      LANDESBANK BADEN WURTTEMBERG
      1.80%, 07/02/02                                       4,000          4,000
      1.94%, 07/02/02                                       1,000          1,000
      1.95%, 07/02/02                                       2,000          2,000

      LLOYDS TSB BANK, PLC
      1.80%, 07/30/02                                       6,000          6,000
      1.78%, 08/28/02                                       5,000          5,000

      NORDEA BANK FINLAND, PLC
      1.80%, 08/05/02                                       4,000          4,001

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.79%, 08/13/02                                       5,000          5,000

      RABOBANK NEDERLAND, NV
      1.96%, 01/14/03                                       3,000          3,005
      2.47%, 02/28/03                                       1,000          1,000
      2.49%, 02/28/03                                       2,000          2,000
      2.98%, 04/04/03                                       3,000          2,999

      ROYAL BANK OF CANADA
      1.86%, 07/15/02                                       3,000          3,000
      4.02%, 08/07/02                                       1,000          1,000
      2.37%, 03/07/03                                       4,000          4,000

      ROYAL BANK OF SCOTLAND, PLC
      3.90%, 07/29/02                                       4,000          4,000
      2.56%, 09/25/02                                      10,000         10,000
      3.67%, 10/04/02                                       3,000          3,000

      SOCIETE GENERALE
      1.78%, 08/21/02                                       3,000          3,000
      1.79%, 09/13/02                                       4,000          4,000
      2.05%, 03/31/03                                       5,000          5,000

      STATE STREET BANK & TRUST CO., N.A.
      1.80%, 07/23/02                                       2,000          2,000

      SVENSKA HANDELSBANKEN, AB
      1.95%, 08/09/02                                       1,000          1,000

      TORONTO DOMINION BANK
      1.87%, 07/16/02                                       1,000          1,000
      3.81%, 07/23/02                                       5,000          5,000

      UBS, AG
      1.94%, 08/05/02                                       4,000          4,000
      2.32%, 10/15/02                                       6,500          6,503
      2.44%, 01/06/03                                       5,000          5,000
      2.24%, 02/24/03                                       3,000          3,003
      2.27%, 02/28/03                                       6,000          5,999

      UNICREDITO ITALIANO SPA
      1.82%, 07/19/02                                       4,000          4,000
      1.80%, 09/19/02                                       6,000          6,000

      WESTDEUTSCHE LANDESBANK GIROZENTRALE
      2.17%, 09/13/02                                       8,000          8,000
      2.21%, 09/18/02                                       1,000          1,000
      2.26%, 10/07/02                                       2,000          2,000

      WESTPAC BANKING CORP.
      1.82%, 07/15/02                                       3,000          3,001

      WILMINGTON TRUST CO.
      1.83%, 08/02/02                                       5,000          5,000
                                                                         -------
                                                                         284,511

See the Financial Notes, which are integral to this information.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS  Concluded
As of June 30, 2002; unaudited.

      ISSUER                                           FACE VALUE      MKT.VALUE
      RATE, MATURITY DATE                              ($ x 1,000)    ($ x 1,000)
      BANK NOTES  2.6%
      --------------------------------------------------------------------------

      BANK OF AMERICA, N.A.
      1.85%, 07/18/02                                       3,000          3,000
      2.50%, 05/02/03                                       5,000          5,000

      BANK OF NEW YORK
      2.48%, 10/17/02                                       5,000          5,000

      HARRIS TRUST & SAVINGS BANK
      1.78%, 08/22/02                                       5,000          5,000

      US BANK, N.A.
      1.90%, 08/27/02                                       3,000          3,000
                                                                          ------
                                                                          21,000

      PROMISSORY NOTES  1.9%
      --------------------------------------------------------------------------

    o THE GOLDMAN SACHS GROUP, INC.
      2.03%, 08/06/02                                       1,000          1,000
      2.07%, 08/26/02                                       5,000          5,000
      2.25%, 10/10/02                                       6,000          6,000
      2.06%, 12/09/02                                       3,000          3,000
                                                                          ------
                                                                          15,000

      VARIABLE-RATE OBLIGATIONS  2.1% of investments
      --------------------------------------------------------------------------

    + ASSET PARTNERS, INC.
      RB Series 1997 2.02%, 07/07/02                        3,415          3,415

    + BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
      OF THE CITY OF MONTGOMERY, ALABAMA
      Taxable RB ( Montgomery
      Baptist Outreach Services Corp.
      Project) Series 1997B
      2.00%, 07/07/02                                       2,200          2,200

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO, 144A
      1.94%, 07/07/02                                       5,600          5,600

    + LOANSTAR ASSETS PARTNERS II, L.P., 144A
      1.84%, 07/01/02                                       5,000          5,000

    + NEW YORK CITY IDA
      Taxable Industrial Revenue
      Refunding Bond (Allway Tools,
      Inc. Project) Series 1997
      2.02%, 07/07/02                                         180            180
                                                                          ------
                                                                          16,395

                                                    MATURITY VALUE     MKT.VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)


      OTHER INVESTMENTS  6.6% of investments
      --------------------------------------------------------------------------
      REPURCHASE AGREEMENTS  6.6%
      --------------------------------------------------------------------------

      CREDIT SUISSE FIRST BOSTON CORP.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      1.99%, issued 06/28/02,
         due 07/01/02                                      39,614         39,607

      UBS PAINEWEBBER, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      1.78%, issued 06/21/02,
         due 07/07/02                                       8,006          8,000
      1.81%, issued 04/29/02,
         due 07/07/02                                       5,017          5,000
                                                                          ------
                                                                          52,607

      END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited.  All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                          $ 797,340 a
Receivables:
      Fund shares sold                                                    1,039
      Interest                                                            2,475
Prepaid expenses                                                   +         32
                                                                   ------------
TOTAL ASSETS                                                            800,886

LIABILITIES
-------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                                6,330
      Dividends to shareholders                                             426
      Investment adviser and administrator fees                              16
      Transfer agent and shareholder service fees                            15
Accrued expenses                                                   +         51
                                                                   ------------
TOTAL LIABILITIES                                                         6,838

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                            800,886
TOTAL LIABILITIES                                                  -      6,838
                                                                   ------------
NET ASSETS                                                            $ 794,048

NET ASSETS BY SOURCE
Capital received from investors                                         794,049
Net realized capital losses                                                  (1)

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$794,048           794,106             $1.00


a Includes illiquid restricted securities worth $19,986, or 2.51% of the fund's investments. The amortized cost for the fund's securities was $797,340.


FEDERAL TAX DATA

COST BASIS OF PORTFOLIO        $   797,340
UNUSED CAPITAL LOSSES:
Expires 12/31 of:              Loss amount
    2004                       $         1

See the Financial Notes, which are integral to this information.

SCHWAB INSTITUTIONAL  ADVANTAGE MONEY FUND(R) -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited.  All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------
Interest                                                    $8,240

EXPENSES
------------------------------------------------------------------
Investment adviser and administrator fees                    1,492 a
Transfer agent and shareholder service fees                    864 b
Trustees' fees                                                  12 c
Custodian and portfolio accounting fees                        108
Professional fees                                               16
Shareholder reports                                             10
Other expenses                                           +       7
                                                         ---------
Total expenses                                               2,509
Expense reduction                                        -     546 d
                                                         ---------
NET EXPENSES                                                 1,963

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                      8,240

NET EXPENSES                                             -   1,963
                                                         ---------
NET INVESTMENT INCOME                                        6,277
                                                         ---------
INCREASE IN NET ASSETS FROM OPERATIONS                      $6,277

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02 - 6/30/02 are unaudited.

OPERATIONS
---------------------------------------------------------------------------
                                           1/1/02-6/30/02   1/1/01-12/31/01

Net investment income                             $6,277            $28,914
Net realized gains                           +        --                  2
                                             ------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             6,277             28,916
                                             ------------------------------
DISTRIBUTIONS PAID

Dividends from net investment income              $6,277            $28,914

TRANSACTIONS IN FUND SHARES                                                 a
---------------------------------------------------------------------------
Shares sold                                      368,095            815,023
Shares reinvested                                  5,804             28,718
Shares redeemed                              +  (376,712)          (694,267)
                                             ------------------------------
NET INCREASE OR DECREASE                          (2,813)           149,474

NET ASSETS
---------------------------------------------------------------------------
Beginning of period                              796,861            647,385
Total increase or decrease                   +    (2,813)           149,476 b
                                             ------------------------------
END OF PERIOD                                   $794,048           $796,861



a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

RETIREMENT MONEY FUND(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

     LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

     MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for manage- ment of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

     This fund was created for retirement plans, plan participants as well as other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.


TICKER SYMBOL          SWRXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


MANAGERS' PERSPECTIVE

MONEY MARKET YIELDS REMAINED RELATIVELY FLAT DURING THE
FIRST SIX MONTHS OF 2002. During this period, the Federal Reserve left the benchmark Fed Funds Rate unchanged at 1.75%--a 40-year low.

THE DIFFICULT ASPECT OF THIS REPORT PERIOD WAS TRYING TO DETERMINE THE MAGNITUDE AND TIMING OF THE RECOVERY. At the beginning of 2002, it looked as if interest rates would start rising fairly rapidly by mid-year, with the Fed Funds Rate expected to end the year in the range of 2.5% to 3.0%. As the year progressed, however, the stock market continued to cause jitters and consumer confidence began to falter, leading many economists to conclude that the Fed is unlikely to raise rates in 2002. Due to the uncertainty about interest rate directions, we generally kept the fund's maturity similar to that of its peers, and at times slightly longer.

CONCERNS ABOUT CORPORATE CREDITWORTHINESS AFFECTED THE MARKET FOR SHORT-TERM COMMERCIAL PAPER. These concerns contributed to the reduced supply of com-mercial paper during the report period, pushing prices up and yields down.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, struggles in the equity markets, uncertainty in the Middle East and the war on terrorism may hamper consumer and business confidence, which may prolong the recovery and delay an increase in the Fed Funds Rate.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

------------------------------------------------------------------------------
Seven-Day Yield                                                       1.31%
------------------------------------------------------------------------------
Seven-Day Effective Yield                                             1.32%
------------------------------------------------------------------------------



WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

31-Dec-01                        61.6
31-Jan-02                        59.8
28-Feb-02                        63.6
30-Mar-02                        62.6
30-Apr-02                        66.6
31-May-02                        63.9
30-Jun-02                        61.1


PORTFOLIO COMPOSITION 1 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE

[PIE CHART]

 1.   54.5%      Commercial Paper & Other Corporate Obligations
 2.   37.6%      Certificate of Deposit
 3.    2.9%      Repurchase Agreements
 4.    1.9%      Promissory Notes
 5.    1.6%      Variable-Rate Obligations
 6.    1.5%      Bank Notes


BY CREDIT QUALITY

[PIE CHART]

1.   100.0%      Tier 1


1 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

SCHWAB RETIREMENT MONEY FUND(R)-- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.


FINANCIAL HIGHLIGHTS

                                              1/1/02-     1/1/01-    1/1/00-     1/1/99-      1/1/98-     1/1/97-
                                              6/30/02     12/31/01   12/31/00    12/31/99     12/31/98    12/31/97
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period        1.00          1.00       1.00        1.00         1.00        1.00
                                             --------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01          0.04       0.06        0.05         0.05        0.05
                                             --------------------------------------------------------------------
Less distributions:
x  Dividends from net investment income      (0.01)         (0.04)     (0.06)      (0.05)       (0.05)      (0.05)
                                             --------------------------------------------------------------------
Net asset value at end of period              1.00          1.00       1.00        1.00         1.00        1.00
                                             ====================================================================
Total return (%)                              0.71 2        3.75       5.90        4.68         5.03        5.07

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                          0.69 1        0.70       0.71 3      0.72         0.73        0.73
Expense reductions reflected in above ratio     --           --         --         0.02         0.07        0.11
Ratio of net investment income to
  average net assets                          1.42 1        3.61       5.77        4.62         4.88        4.96
Net assets, end of period ($ x 1,000,000)      520           515        399         322          225         155


1 Annualized.

2 Not annualized.

3 Would have been 0.72% if certain non-routine expenses (proxy fees) had been included.



See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*   Asset-backed security
+   Credit-enhanced security
o   Illiquid restricted security


For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 95.5%           FIXED-RATE OBLIGATIONS
                 Market Value: $496,103
                 Cost: $496,103

  1.6%           VARIABLE-RATE OBLIGATIONS
                 Market Value: $8,360
                 Cost: $8,360

  2.9%           OTHER INVESTMENTS
                 Market Value: $14,957
                 Cost: $14,957
---------------------------------------------
100.0%           TOTAL INVESTMENTS
                 Market Value: $519,420
                 Cost: $519,420


ISSUER                                                    FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                      ($ X 1,000)     ($ X 1,000)


   FIXED-RATE OBLIGATIONS
   95.5% of investments
  ----------------------------------------------------------------------------------

   COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS   54.5%
   ---------------------------------------------------------------------------------
   AB SPINTAB
   1.81%, 08/06/02                                           2,000           1,996

   AMERICAN EXPRESS CREDIT CORP.
   1.84%, 07/15/02                                           2,000           1,999

*  AMSTEL FUNDING CORP.
   1.84%, 07/31/02                                           2,000           1,997

*  AMSTERDAM FUNDING CORP.
   1.81%, 07/18/02                                           3,000           2,997
   1.80%, 08/15/02                                           3,000           2,993

   ANZ (DELAWARE), INC.
   1.86%, 07/17/02                                           5,000           4,996

*  APRECO, INC.
   1.89%, 07/15/02                                           3,000           2,998

*  ASSET SECURITIZATION COOPERATIVE CORP.
   1.81%, 08/16/02                                           4,000           3,991

*+ ATLANTIS ONE FUNDING CORP.
   1.97%, 07/01/02                                           5,000           5,000
   1.85%, 08/07/02                                           2,000           1,996
   2.09%, 12/05/02                                           2,000           1,982

*  BARTON CAPITAL CORP.
   1.80%, 08/19/02                                           5,000           4,988

*+ BAVARIA TRR CORP.
   1.89%, 07/15/02                                           2,000           1,999
   1.84%, 08/01/02                                           2,000           1,997

*  BAVARIA UNIVERSAL FUNDING CORP.
   1.93%, 07/10/02                                           1,000           1,000
   1.89%, 07/15/02                                           3,000           2,998
   1.84%, 08/01/02                                           1,000             998

   BEAR STEARNS COMPANIES, INC.
   1.80%, 09/26/02                                           5,000           4,978

*  BETA FINANCE, INC.
   1.88%, 07/08/02                                           1,000           1,000
   1.84%, 08/23/02                                           1,000             997
   1.81%, 09/16/02                                           2,000           1,992
   1.82%, 09/17/02                                           2,000           1,992

*  BETA FINANCE, INC., 144A
   2.13%, 02/14/03                                           1,000           1,000


See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                                 FACE VALUE     MKT. VALUE
   RATE, MATURITY DATE                                   ($ X 1,000)     ($ X 1,000)
   CBA (DELAWARE) FINANCE, INC.
   2.22%, 10/04/02                                           4,000           3,977

*  CC (USA), INC.
   1.88%, 07/17/02                                           3,000           2,997
   1.83%, 07/29/02                                           2,000           1,997

   CITICORP
   1.79%, 07/01/02                                           5,000           5,000
   1.79%, 09/19/02                                           3,000           2,988

*  CLIPPER RECEIVABLES CORP.
   1.80%, 07/30/02                                           1,000             999
   1.80%, 08/20/02                                           4,000           3,990

*  CONCORD MINUTEMEN CAPITAL CO., L.L.C
   Series A 1.83%, 09/16/02                                  5,000           4,981

*  DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
   TRUST
   1.81%, 09/10/02                                           1,000             996

   DANSKE CORP.
   1.84%, 07/10/02                                           2,150           2,149

   DEN NORSKE BANK ASA
   1.81%, 07/29/02                                           4,000           3,994

   DEUTSCHE BANK FINANCIAL, L.L.C
   1.86%, 07/12/02                                           9,000           8,995
   1.86%, 07/16/02                                           5,000           4,996

*  DORADA FINANCE, INC.
   1.89%, 07/16/02                                           5,000           4,996

*  EDISON ASSET SECURITZATION CORP. L.L.C.
   1.81%, 09/20/02                                           2,000           1,992

*  FALCON ASSET SECURITIZATION CORP.
   2.29%, 09/20/02                                           3,000           2,985

*+ FORRESTAL FUNDING MASTER TRUST
   1.80%, 07/30/02                                           1,000             999
   1.97%, 08/06/02                                           3,000           2,994
   1.81%, 08/16/02                                           1,000             998

   FORTIS FUNDING, L.L.C
   1.85%, 07/16/02                                           4,000           3,997

*  GALAXY FUNDING, INC.
   1.82%, 08/05/02                                           2,000           1,996
   1.84%, 08/05/02                                           1,000             998
   1.80%, 08/22/02                                           2,000           1,995

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.87%, 07/12/02                                           4,000           3,998
   1.87%, 07/17/02                                           1,000             999
   1.80%, 07/29/02                                           2,000           1,997
   1.81%, 07/31/02                                           1,000             998
   1.80%, 09/18/02                                           1,000             996

   GENERAL ELECTRIC CAPITAL CORP.
   2.31%, 02/19/03                                           2,000           1,971
   2.27%, 02/24/03                                           7,000           6,897
   2.24%, 02/27/03                                           6,000           5,912

   GENERAL ELECTRIC CAPITAL SERVICES
   1.83%, 07/26/02                                           1,000             999
   1.81%, 08/09/02                                           4,000           3,992
   1.89%, 08/21/02                                           7,000           6,981

*  GIRO FUNDING US CORP.
   1.81%, 07/15/02                                           2,000           1,999

*  GIRO MULTI-FUNDING CORP.
   1.88%, 07/15/02                                           1,000             999
   1.83%, 07/29/02                                           4,000           3,994

*  GREYHAWK FUNDING, L.L.C
   1.80%, 07/29/02                                           5,000           4,993

*  HATTERAS FUNDING CORP.
   1.88%, 07/17/02                                           1,000             999
   1.83%, 08/19/02                                           3,949           3,939

   HVB FINANCE (DELAWARE), INC.
   1.89%, 07/09/02                                           5,000           4,998

   J.P. MORGAN CHASE & Co.
   1.94%, 07/08/02                                           4,000           3,998
   1.81%, 07/24/02                                           1,000             999
   1.80%, 08/08/02                                           6,000           5,989

*  K2 (USA), L.L.C
   1.84%, 07/26/02                                           2,500           2,497
   1.81%, 09/12/02                                           2,000           1,993

*+ KITTY HAWK FUNDING CORP.
   1.83%, 07/16/02                                           3,000           2,998
   2.29%, 09/20/02                                           3,000           2,985

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   1.88%, 07/11/02                                           1,000             999
   2.55%, 11/26/02                                           2,000           1,980
   2.44%, 01/27/03                                           2,000           1,972

*  LEXINGTON PARKER CAPITAL CO., L.L.C.
   1.83%, 09/16/02                                           2,261           2,252

*  LINKS FINANCE, L.L.C
   1.83%, 07/25/02                                           5,000           4,994

*  MARKET STREET FUNDING CORP.
   1.95%, 07/11/02                                           5,000           4,997

See the Financial Notes, which are integral to this information.

   ISSUER                                                 FACE VALUE     MKT. VALUE
   RATE, MATURITY DATE                                   ($ X 1,000)     ($ X 1,000)

*  MONT BLANC CAPITAL CORP.
   1.83%, 08/01/02                                           1,000             998
   1.84%, 08/01/02                                           4,000           3,994

   MORGAN STANLEY
   1.79%, 08/26/02                                           4,000           3,989
   1.79%, 08/28/02                                           4,000           3,989

*  NEWCASTLE CERTIFICATES PROGRAM
   Series 2000A 1.81%, 08/21/02                              5,000           4,987

   NORDEA NORTH AMERICA, INC.
   1.78%, 08/05/02                                           2,000           1,997

   PRUDENTIAL FUNDING, L.L.C
   1.87%, 07/12/02                                           1,000             999

   SAN PAOLO IMI U.S. FINANCIAL CO.
   1.80%, 07/01/02                                           4,000           4,000

   SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
   1.89%, 07/10/02                                           5,000           4,998

*  SIGMA FINANCE, INC.
   1.90%, 07/11/02                                           3,000           2,998
   1.93%, 12/16/02                                           2,000           1,982

   SOCIETE GENERALE, N.A., INC.
   1.97%, 07/02/02                                           5,000           5,000

*  STELLAR FUNDING GROUP, INC.
   2.16%, 10/01/02                                           1,000             995
   2.07%, 10/30/02                                           2,000           1,986

*+ TRIPLE-A ONE FUNDING CORP.
   2.05%, 07/01/02                                           1,000           1,000
   1.80%, 08/20/02                                           4,000           3,990

*  VARIABLE FUNDING CAPITAL CORP.
   1.87%, 07/11/02                                           1,000             999
   1.81%, 07/25/02                                           4,000           3,995
   1.79%, 08/19/02                                           3,000           2,993
                                                                           -------
                                                                           283,096

   CERTIFICATES OF DEPOSIT  37.6%
   -------------------------------------------------------------------------------
   ABN AMRO BANK, NV
   2.51%, 04/02/03                                           2,000           2,000

   BANK OF SCOTLAND TREASURY SERVICES, PLC
   1.87%, 09/03/02                                           5,000           5,000

   BARCLAYS BANK, PLC
   1.79%, 08/12/02                                           8,000           8,000
   1.82%, 08/29/02                                           4,000           4,000

   BNP PARIBAS
   2.23%, 09/19/02                                           5,000           5,000
   2.22%, 10/15/02                                           8,000           8,000
   2.04%, 03/27/03                                           2,000           2,000

   CANADIAN IMPERIAL BANK OF COMMERCE
   1.87%, 07/08/02                                           4,000           4,000
   2.30%, 02/21/03                                           2,000           2,000

   CHASE MANHATTAN BANK USA, N.A.
   1.86%, 07/18/02                                           2,000           2,000
   1.98%, 08/06/02                                           3,000           3,000
   1.79%, 09/20/02                                           5,000           5,000

   CITIBANK, N.A
   1.82%, 08/06/02                                           7,000           7,000
   1.79%, 09/23/02                                           6,000           6,000

   CREDIT AGRICOLE INDOSUEZ
   1.79%, 08/13/02                                           4,000           4,000
   2.20%, 10/16/02                                           1,000           1,000

   CREDIT SUISSE FIRST BOSTON
   1.79%, 08/14/02                                           4,000           4,000

   DEUTSCHE BANK, AG
   1.87%, 07/19/02                                           8,000           8,000

   DEXIA BANK S.A
   2.30%, 02/21/03                                           5,000           5,000

   DRESDNER BANK, AG
   1.79%, 07/26/02                                           3,000           3,000
   2.27%, 09/20/02                                           1,000           1,000

   FIRST TENNESSEE BANK, N.A
   1.80%, 08/08/02                                           5,000           5,000

   HALIFAX, PLC
   1.83%, 07/29/02                                           1,000           1,000
   1.80%, 07/31/02                                           5,000           5,000

   ING BANK, NV
   1.90%, 08/27/02                                           2,000           2,000
   1.87%, 09/03/02                                           3,000           3,000
   2.22%, 09/19/02                                           3,000           3,000
   2.26%, 10/07/02                                           3,000           3,000
   2.00%, 12/10/02                                           2,000           2,000

   LANDESBANK BADEN WURTTEMBERG
   1.79%, 08/15/02                                           3,000           3,000

   LLOYDS TSB BANK, PLC
   1.80%, 07/30/02                                          11,000          11,000

See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                                 FACE VALUE     MKT. VALUE
   RATE, MATURITY DATE                                   ($ X 1,000)     ($ X 1,000)
   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   1.80%, 08/02/02                                           2,000           2,000
   1.79%, 08/13/02                                           3,000           3,000

   NORDEA BANK FINLAND, PLC
   1.80%, 08/05/02                                           3,000           3,001

   RABOBANK NEDERLAND, NV
   4.04%, 07/08/02                                           2,000           2,000
   1.96%, 01/14/03                                           2,000           2,004

   ROYAL BANK OF CANADA
   1.86%, 07/15/02                                           1,000           1,000
   2.37%, 03/07/03                                           2,000           2,000
   2.37%, 03/26/03                                           3,000           3,000

   ROYAL BANK OF SCOTLAND, PLC
   2.56%, 09/25/02                                           2,000           2,000
   3.67%, 10/04/02                                           2,000           2,000

   SOCIETE GENERALE
   1.79%, 09/13/02                                           2,000           2,000
   1.80%, 09/30/02                                           1,000           1,000

   STATE STREET BANK & TRUST CO., N.A.
   1.80%, 07/23/02                                           2,000           2,000

   SVENSKA HANDELSBANKEN, AB
   1.95%, 08/09/02                                           1,000           1,000
   1.80%, 09/27/02                                           2,000           2,000

   TORONTO DOMINION BANK
   3.81%, 07/23/02                                           3,000           3,000
   2.47%, 01/06/03                                           5,000           5,000

   UBS, AG
   3.82%, 07/19/02                                           5,000           5,000
   2.32%, 10/15/02                                           5,000           5,002
   2.44%, 01/06/03                                           1,000           1,000

   UNICREDITO ITALIANO SPA
   1.82%, 07/19/02                                           2,000           2,000

   WESTDEUTSCHE LANDESBANK GIROZENTRALE
   2.17%, 09/13/02                                           3,000           3,000
   2.21%, 09/18/02                                           2,000           2,000
   2.26%, 10/07/02                                           2,000           2,000

   WESTPAC BANKING CORP.
   1.88%, 07/18/02                                           2,000           2,000
   2.25%, 09/25/02                                           3,000           3,000

   WILMINGTON TRUST CO.
   1.83%, 08/02/02                                           5,000           5,000
                                                                           -------
                                                                           195,007

   PROMISSORY NOTES  1.9%
   -------------------------------------------------------------------------------
o  THE GOLDMAN SACHS GROUP, INC.
   2.03%, 08/06/02                                           1,000           1,000
   2.07%, 08/26/02                                           2,000           2,000
   2.26%, 09/12/02                                           3,000           3,000
   2.03%, 12/12/02                                           4,000           4,000
                                                                           -------
                                                                            10,000

   BANK NOTES   1.5%
   -------------------------------------------------------------------------------
   BANK OF AMERICA, N.A
   1.85%, 07/18/02                                           1,000           1,000

   BANK OF NEW YORK
   2.48%, 10/17/02                                           2,000           2,000

   HARRIS TRUST & SAVINGS BANK
   1.78%, 08/22/02                                           5,000           5,000
                                                                           -------
                                                                             8,000


   VARIABLE-RATE OBLIGATIONS   1.6% of investments
   -------------------------------------------------------------------------------
+  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
   Solid Waste Disposable RB
   (Burr Properties Project)
   Series 1997
   2.55%, 07/07/02                                           1,930           1,930

+  COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
   Taxable RB (Jay Leasing, Inc. Project)
   Series 1997
   1.91%, 07/07/02                                           2,025           2,025

+  EAGLE COUNTY, COLORADO HOUSING FACILITIES
   RB (BC Housing, L.L.C. Project)
   Series 1997B
   1.84%, 07/07/02                                           1,500           1,500

+  TRAP ROCK INDUSTRIES, INC.
   VRD RB Series 1997, 144A
   1.89%, 07/07/02                                           1,750           1,750

+  VILLAGE OF STURTEVANT, WISCONSIN
   IDRB (Andis Co. Project)
   Series 1996B
   2.02%, 07/07/02                                           1,155           1,155
                                                                           -------
                                                                             8,360

See the Financial Notes, which are integral to this information.

                                                       MATURITY VALUE   MKT.VALUE
   SECURITY                                              ($ X 1,000)   ($ X 1,000)
   OTHER INVESTMENTS  2.9% of investments
   -------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS  2.9%
   -------------------------------------------------------------------------------

   CREDIT SUISSE FIRST BOSTON CORP.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
      due 07/01/02                                          14,959          14,957


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $519,420  a
Receivables:
  Fund shares sold                                                         2,276
  Interest                                                                 1,411
Prepaid expenses                                                     +        20
                                                                     -----------
TOTAL ASSETS                                                             523,127

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     3,057
  Dividends to shareholders                                                  240
  Investment adviser and administrator fees                                   16
  Transfer agent and shareholder service fees                                 11
Accrued expenses                                                     +        43
                                                                     -----------
TOTAL LIABILITIES                                                          3,367

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                             523,127
Total liabilities                                                    -     3,367
                                                                     -----------
Net assets                                                              $519,760

NET ASSETS BY SOURCE

Capital received from investors                                          519,761
Net realized capital losses                                                   (1)

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
 $519,760      519,818         $1.00

a Includes illiquid restricted securities worth $10,000, or 1.93% of the fund's investments. The amortized cost for the fund's securities was $519,420.


FEDERAL TAX DATA

COST BASIS OF PORTFOLIO                                $519,420

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                   Loss amount
  2004                                                       $1


See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                  $5,341

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    964  a
Transfer agent and shareholder service fees                                  634  b
Trustees' fees                                                                12  c
Custodian and portfolio accounting fees                                       99
Professional fees                                                             15
Registration fees                                                            (11)
Shareholder reports                                                           20
Other expenses                                                         +       6
                                                                       ---------
TOTAL EXPENSES                                                             1,739  d

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    5,341
TOTAL EXPENSES                                                         -   1,739
                                                                       ---------
NET INVESTMENT INCOME                                                      3,602
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $3,602

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d The investment adviser (CSIM) and the transfer agent and shareholder service agent (Schwab) guarantee to limit the operating expenses of this fund through at least April 30, 2003 to 0.73% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/02-6/30/02       1/1/01-12/31/01

Net investment income                               $3,602               $17,473
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               3,602                17,473

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $3,602               $17,473


TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                        215,014               494,480
Shares reinvested                                    3,345                17,392
Shares redeemed                                +  (214,036)             (395,387)
                                               ---------------------------------
NET INCREASE                                         4,323               116,485

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                515,437               398,952
Total increase                                 +     4,323               116,485  b
                                               ---------------------------------
END OF PERIOD                                     $519,760              $515,437

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES
Unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with triparty agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.


THE TRUST AND ITS FUNDS
--------------------------------------------------------------------------------

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

FINANCIAL NOTES


THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.


PORTFOLIO TERMS
--------------------------------------------------------------------------------

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand


30
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DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


                                                                              31
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NOTES

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds(R). Please read the prospectus carefully before you invest.

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


1 Shares of Sweep Investments(TM)may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
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Schwab MarketMasters Funds(TM)
    U.S. MarketMasters Fund(TM)
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    International MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
    All Equity Portfolio
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Schwab MarketMasters Funds(TM)
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BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

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INVESTMENT ADVISER

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DISTRIBUTOR

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This report is not authorized for distribution to prospective investors unless
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